Management of financial risk - Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets
Derivative financial liabilities	¥ 2,682	¥ 2,438
Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Assets measured at fair value	1,690,967	2,540,925
Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Assets measured at fair value	393,448	5,000
Level 1 | Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Assets measured at fair value	388,448
Level 2
Disclosure of fair value measurement of assets
Derivative financial liabilities	2,682	2,438
Level 2 | Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Assets measured at fair value	1,689,529	2,540,925
Level 3 | Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Assets measured at fair value	1,438
Level 3 | Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Assets measured at fair value	¥ 5,000	¥ 5,000